Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000891478
Registrant Name	Banco Santander, S.A.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES